Summary of Significant Accounting Policies - Class A Ordinary Shares subject to possible redemption (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	3 Months Ended	8 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Temporary Equity [Line Items]
Accretion of carrying value to redemption value	$ 27,943,094	$ 28,128,600
Class A ordinary shares
Temporary Equity [Line Items]
Class A Ordinary Shares subject to possible redemption		$ 305,303,010	$ 305,303,010	$ 305,303,010	$ 305,303,010